UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2017

T. Rowe Price New America Growth Fund
Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.5%		
CONSUMER DISCRETIONARY 16.9%		
Automobiles 0.5%		
Tesla (1)	56,115	19,141
		19,141
Hotels, Restaurants & Leisure 1.7%		
Marriott, Class A	272,484	30,044
Starbucks	184,793	9,925
Yum! Brands	425,200	31,299
		71,268
Household Durables 0.9%		
Gree Electric Appliances Inc of Zhuhai, A Shares (CNH)	6,551,386	37,397
		37,397
Internet & Direct Marketing Retail 8.7%		
Amazon.com (1)	250,821	241,127
Ctrip.com International, ADR (1)	386,200	20,368
Netflix (1)	182,600	33,115
Priceline (1)	38,580	70,633
		365,243
Media 3.3%		
Comcast, Class A	1,302,600	50,124
Liberty Global, Series C (1)	723,300	23,652
Liberty SiriusXM, Class C (1)	888,766	37,212
Sirius XM Holdings	4,577,700	25,269
		136,257
Specialty Retail 1.4%		
Lowe's	244,833	19,572
Ross Stores	620,900	40,091
		59,663

Textiles, Apparel & Luxury Goods 0.4%		
Coach	427,200	17,208
		17,208
Total Consumer Discretionary		706,177
CONSUMER STAPLES 1.0%		
Household Products 0.4%		
Colgate-Palmolive	225,000	16,391
		16,391
Tobacco 0.6%		
Philip Morris International	224,610	24,934
		24,934
Total Consumer Staples		41,325
FINANCIALS 7.3%		
Banks 2.1%		
Fifth Third Bancorp	938,300	26,254
JPMorgan Chase	627,100	59,894
		86,148
Capital Markets 2.5%		
CBOE Holdings	485,735	52,280
TD Ameritrade Holding	1,105,778	53,962
		106,242
Consumer Finance 1.1%		
SLM Corporation (1)	4,031,200	46,238
		46,238
Insurance 1.6%		
Marsh & McLennan	243,807	20,433

Willis Towers Watson	297,200	45,837
		66,270
Total Financials		304,898
HEALTH CARE 15.2%		
Biotechnology 3.9%		
Alnylam Pharmaceuticals (1)	82,200	9,658
Biogen (1)	129,845	40,657
Gilead Sciences	165,600	13,417
Grifols, ADR	1,307,100	28,612
Incyte (1)	89,400	10,437
Vertex Pharmaceuticals (1)	392,899	59,736
		162,517
Health Care Equipment & Supplies 4.4%		
Align Technology (1)	89,800	16,727
Becton, Dickinson & Company	430,109	84,280
Cooper Companies	132,985	31,532
Intuitive Surgical (1)	47,930	50,129
		182,668
Health Care Providers & Services 6.3%		
Aetna	255,200	40,579
Centene (1)	277,200	26,825
HCA Healthcare (1)	1,605,500	127,782
UnitedHealth Group	348,600	68,273
		263,459
Pharmaceuticals 0.6%		
Zoetis	417,200	26,601
		26,601
Total Health Care		635,245

INDUSTRIALS & BUSINESS SERVICES 8.3%		
Aerospace & Defense 2.0%		
Boeing	336,800	85,618
		85,618
Airlines 0.5%		
United Continental (1)	338,641	20,616
		20,616
Building Products 0.9%		
Fortune Brands Home & Security	542,837	36,495
		36,495
Electrical Equipment 0.6%		
Sensata Technologies Holding (1)	571,100	27,453
		27,453
Industrial Conglomerates 1.9%		
Honeywell International	194,291	27,539
Roper Technologies	212,800	51,795
		79,334
Machinery 0.4%		
Wabtec	237,903	18,021
		18,021
Professional Services 0.9%		
Equifax	340,134	36,051
		36,051
Road & Rail 0.5%		
Kansas City Southern	179,894	19,551
		19,551

Trading Companies & Distributors 0.6%		
HD Supply Holdings (1)	669,600	24,153
		24,153
Total Industrials & Business Services		347,292
INFORMATION TECHNOLOGY 38.0%		
Electronic Equipment, Instruments & Components 0.5%		
Hexagon, B Shares (SEK)	444,673	22,059
		22,059
Internet Software & Services 6.8%		
Alibaba Group Holding, ADR (1)	294,944	50,940
Alphabet, Class C (1)	135,796	130,243
Facebook, Class A (1)	457,800	78,224
Tencent Holdings (HKD)	520,100	22,739
		282,146
IT Services 11.2%		
Black Knight Financial Services, Class A (1)	601,251	25,884
Booz Allen Hamilton	781,400	29,217
EPAM Systems (1)	221,272	19,456
Fidelity National Information	341,300	31,874
Fiserv (1)	237,074	30,573
FleetCor Technologies (1)	326,900	50,594
MasterCard, Class A	683,790	96,551
PayPal Holdings (1)	1,358,800	87,004
Visa, Class A	907,303	95,485
		466,638
Semiconductors & Semiconductor Equipment 0.6%		
Texas Instruments	232,400	20,832
Xilinx	33,667	2,385
		23,217

REAL ESTATE 3.2%		
Equity Real Estate Investment Trusts 3.2%		
American Tower, REIT	313,239	42,813
Crown Castle International, REIT	774,041	77,389
MGM Growth Properties, Class A, REIT	432,733	13,073
Total Real Estate		133,275
TELECOMMUNICATION SERVICES 0.8%		
Diversified Telecommunication Services 0.3%		
Verizon Communications	249,900	12,368
		12,368
Wireless Telecommunication Services 0.5%		
T-Mobile US (1)	328,793	20,273
		20,273
Total Telecommunication Services		32,641
UTILITIES 0.6%		
Electric Utilities 0.6%		
NextEra Energy	161,383	23,651
Total Utilities		23,651
Total Common Stocks (Cost $2,695,495)		3,900,764
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Flipkart, Series G, Acquisition Date: 12/17/14 Cost: $5,356 (1)(2)(3)	44,721	5,356
Flipkart, Series H, Acquisition Date: 4/17/15 Cost: $2,393 (1)(2)(3)	16,822	2,393

Total Preferred Stocks (Cost $7,749)		7,749
CONVERTIBLE PREFERRED STOCKS 0.1%		
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Series C, Acquisition Date: 1/30/14 Cost: $6,721 (1)(2)(3)	351,865	3,307
Total Convertible Preferred Stocks (Cost $6,721)		3,307
SHORT-TERM INVESTMENTS 6.5%		
Money Market Funds 6.5%		
T. Rowe Price Government Reserve Fund, 1.07% (4)(5)	270,798,227	270,798
Total Short-Term Investments (Cost $270,798)		270,798
Total Investments in Securities		
100.3% of Net Assets (Cost $2,980,763)		**$ 4,182,618**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $11,056 and represents 0.3% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Seven-day yield
(5) Affiliated Company
ADR American Depository Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stock of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2017, totaled $1,407,000 for the period ended September 30, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2017, there were no securities on loan.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017